STATEMENTS OF CHANGES IN ASSETS AVAILABLE FOR PLAN BENEFITS - EBP 1-4-1 Plan - GBP (£)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Contributions:
Employee contributions	£ 3,469,301	£ 3,357,627	£ 3,166,099
Employer contributions (Note 7)	3,469,301	3,357,627	3,166,099
Total contributions	6,938,602	6,715,254	6,332,198
Investment (expense) / income:
Realized gain on shares sold (Note 4)	1,751,511	3,317,355	3,961,283
Net (depreciation) / appreciation in fair value of The Procter & Gamble Company common stock (Note 4)	(4,717,597)	(11,093,993)	1,489,489
Dividends from The Procter & Gamble Company common stock (Note 7)	1,331,875	1,329,508	1,367,901
Interest income	3,161	2,911	8,614
Total investment (expense)/ income	(1,631,050)	(6,444,219)	6,827,287
Income from participating Procter & Gamble companies (Note 7)	18,490	16,888	4,547
Total additions	5,326,042	287,923	13,164,032
DEDUCTIONS:
Distributions and withdrawals to participants	(9,529,117)	(9,518,388)	(11,554,975)
Amounts paid to participating companies (Note 7)	(3,343)	(4,232)	(22,195)
Administrative expenses	(18,490)	(16,888)	(4,547)
Total deductions	(9,550,950)	(9,539,508)	(11,581,717)
(DECREASE) / INCREASE IN NET ASSETS	(4,224,908)	(9,251,585)	1,582,315
NET ASSETS AVAILABLE FOR PLAN BENEFITS:
Beginning of year	61,531,343	70,782,928	69,200,613
End of year	£ 57,306,435	£ 61,531,343	£ 70,782,928